TAXES PAYABLE	6 Months Ended
Jun. 30, 2023
TAXES PAYABLE
TAXES PAYABLE

NOTE 10 – TAXES PAYABLE

Taxes payable consist of the following:

	June 30,	December 31,
	2023	2022
	(unaudited)
Income tax payable	$823,335	$865,605
Value added tax payable	519,014	475,861
Other taxes payable	4,431	13,499
Total taxes payable	$1,346,780	$1,354,965